Royalty, Stream and Working Interests, Net - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	$ 3,939.2	$ 3,668.3	$ 3,257.5
Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	5,989.2	5,420.3
Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(2,050.0)	(1,684.5)
Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		(67.5)
Mineral Royalties
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	486.1	488.0	538.2
Mineral Royalties | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,017.0	963.0
Mineral Royalties | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(530.9)	(475.0)
Streams
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	2,575.4	2,502.2	2,122.3
Streams | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	3,715.9	3,450.0
Streams | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(1,140.5)	(880.4)
Streams | Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		(67.4)
Oil And Gas
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	682.7	448.9	356.3
Royalty, stream and working interest, net depletable	453.7	345.8
Royalty, stream and working interest, net non-depletable	229.0	103.1
Oil And Gas | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,009.5	732.4
Oil And Gas | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(326.8)	(283.5)
Advanced
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	151.9	188.8	200.4
Advanced | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	188.1	222.9
Advanced | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(36.2)	(34.1)
Exploration
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	43.1	40.4	$ 40.3
Exploration | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	58.7	52.0
Exploration | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	$ (15.6)	(11.5)
Exploration | Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		$ (0.1)